Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease costs	$ 1,698,539	$ 1,000,749	$ 5,402,936	$ 3,029,654	$ 4,765,566
Short term lease expense	242,011	35,152	404,511	136,149	191,403
Lease expense	1,940,550	1,035,901	5,807,447	3,165,803	4,956,969
Finance lease cost: Interest on lease liabilities	391,517	558,424	1,177,241	1,618,135	1,619,093
Interest on lease liabilities	1,129,382	1,120,925	3,350,698	3,385,978	4,515,112	$ 0
Finance lease cost	1,520,899	1,679,349	4,527,939	5,004,113	6,134,205
Total lease costs	$ 3,461,449	$ 2,715,250	$ 10,335,386	$ 8,169,916	$ 11,091,174